Note 7 - Indebtedness (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Notes Tables
Schedule of Debt Activity [Table Text Block]
	Convertible Notes Payable
	Principal	Accrued Interest	Demand Notes
Principal value at December 31, 2016	$2,775	$105	$250
Accrued interest		81	—
Aggregate principal value of 2017 Notes sold	3,076	—	—
Aggregate principal value of 2013 Notes and accrued interest converted into common stock	(2,750)	(138)	—
Aggregate principal value of Demand Notes converted into common stock	—	—	(250)
Principal value at June 30, 2017	3,101	48	—

Schedule of Long-term Debt Instruments [Table Text Block]
	June 30 , 2017		December 31, 2016
	Convertible Notes Payable	Long-Term Debt	Convertible Notes Payable	Long-Term Debt
Loan principal amount	$3,101	$300	$2,775	$300
Deferred financing costs	16	37	105	37
Accumulated amortization	(2)	(35)	(63)	(31)
Unamortized balance	14	2	42	6
Discount on debt	2,954
Accumulated amortization	(534)
Unamortized balance	2,420
Loan carrying amounts, net	$667	$298	$2,733	$294

	December 3 1 , 2016		December 31, 2015
	Convertible Notes Payable	Long-Term Debt	Convertible Notes Payable	Long-Term Debt
Loan principal amount	$2,775	$300	$2,775	$300
Deferred financing costs	105	37	105	37
Accumulated Amortization	(63)	(31)	(42)	(24)
Unamortized balance	42	6	63	13
Loan amount, net	$2,733	$294	$2,712	$287